Fair Value Measurements	12 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements

11. Fair Value Measurements.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 means the use of quoted prices in active markets for identical assets or liabilities. Level 2 means the use of values that are derived principally from or corroborated by observable market data. Level 3 means the use of inputs are those that are unobservable and significant to the overall fair value measurement.

As of September 30, 2012 the Company had no assets or liabilities measured at fair value on a recurring or non-recurring basis. During fiscal 2011 the corporate aircraft was placed back in service and depreciation was re-commenced. Prior to that it was recorded at fair value based on level 2 inputs for similar assets in the current market on a non-recurring basis as it was deemed to be other-than-temporarily impaired. The fourth quarter of fiscal 2009 and the first quarter of fiscal 2011 included $900,000 and $300,000, respectively, for the impairment to estimated fair value of the corporate aircraft.

The fair value of the note receivable (see Note 15) as of September 30, 2010, approximated the unpaid principal balance based upon the interest rate and credit risk of the note. The note was paid in full as of September 30, 2011. The fair value of all other financial instruments with the exception of mortgage notes (see Note 3) approximates the carrying value due to the short-term nature of such instruments.

The fair values of the Company’s other mortgage notes payable were estimated based on current rates available to the Company for debt of the same remaining maturities. At September 30, 2012, the carrying amount and fair value of such other long-term debt was $62,370,000 and $67,379,000, respectively. At September 30, 2011, the carrying amount and fair value of other long-term debt was $67,272,000 and $70,386,000, respectively.